Note 3 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Fiscal Year Ended March 31,
	2014	2013
Federal statutory rate	-34%	-34%
State taxes, net of federal tax benefit	-6%	—%
Permanent differences:
Incentive stock options	2%	2%
Effect of permanent differences	2%	2%
Increase in valuation allowance	38%	32%
Effective tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31,
	2014	2013
Net operating loss carryforwards	$26,884	$24,310
Stock-based compensation	3,136	2,898
Nondeductible reserves	224	248
Depreciation and amortization	208	143
Capital loss carryforwards	7	7
Other	366	352
Gross deferred tax asset	30,825	27,958
Valuation allowance	(30,825)	(27,958)
Net deferred tax asset	$—	$—